Charles Schwab Investment Management, Inc.

211 Main Street

San Francisco, CA 94105

March 5, 2018

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Schwab Capital Trust (“Trust”) (File Nos. 033-62470 and 811-07704)

Schwab Large-Cap Growth Fund	Schwab MarketTrack All Equity Portfolio
Schwab Core Equity Fund	Schwab MarketTrack Growth Portfolio
Schwab International Core Equity Fund	Schwab MarketTrack Balanced Portfolio
Schwab Dividend Equity Fund	Schwab MarketTrack Conservative Portfolio
Schwab Small-Cap Equity Fund	Schwab Target 2010 Fund
Schwab Hedged Equity Fund	Schwab Target 2015 Fund
Schwab Health Care Fund	Schwab Target 2020 Fund
Schwab Balanced Fund	Schwab Target 2025 Fund
Schwab S&P 500 Index Fund	Schwab Target 2030 Fund
Schwab Small-Cap Index Fund	Schwab Target 2035 Fund
Schwab Total Stock Market Index Fund	Schwab Target 2040 Fund
Schwab International Index Fund	Schwab Target 2045 Fund
Schwab Fundamental US Large Company Index Fund	Schwab Target 2050 Fund
Schwab Fundamental US Small Company Index Fund	Schwab Target 2055 Fund
Schwab Fundamental International Large Company Index Fund	Schwab Target 2060 Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund

Post-Effective Amendment No. 182

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the prospectuses and statements of additional information, dated February 28, 2018, for the above-named funds that would have been filed pursuant to Rule 497(c) do not differ from the prospectuses and statements of additional information in the most recently electronically filed Post-Effective Amendment, as referenced above, for the above-named Trust.

Respectfully,

/s/ Rodney A. DeWalt
Rodney A. DeWalt
Corporate Counsel
Charles Schwab Investment Management, Inc.